Significant Accounting Policies - Fixed Assets, net (Details)	Apr. 30, 2025	Oct. 31, 2024
Office equipment
Fixed Assets
Estimated useful life	3 years	3 years
Software
Fixed Assets
Estimated useful life	10 years	10 years